Investments (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Liquidated Investments	$ 39,100,000	$ 15,700,000
Gain On Sale Of Liquidated Investments	251,000	626,000
Auction Rate Securities [Member]
Held-to-maturity Securities	1,634,000	2,000,000
Marketable Securities, Gain (Loss)		$ 626,000